Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Intangible Assets Net [Abstract]
Trademark	$ 2,598,909	$ 2,602
Less: accumulated amortization	(236,492)	(93)
Intangible asset, net	$ 2,362,417	$ 2,509